Condensed Consolidated Interim Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	21,020,560	21,020,560
Common stock, shares issued	18,701,418	18,502,918	15,624,040
Common stock, shares outstanding	18,701,418	18,502,918	15,624,040